Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 22,472	$ 3,444	¥ 2,057	¥ 27,573
Accretion of the redeemable noncontrolling interests	(88)	(13)	(77)	(130)
Numerator for basic EPS computation	22,384	3,431	1,980	27,443
Impact of subsidiaries' and investees' diluted earnings per share	0	0	(28)	0
Numerator for diluted EPS calculation	¥ 22,384	$ 3,431	¥ 1,952	¥ 27,443